NONCONSOLIDATED AFFILIATES (Summarized Financial Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Percent of principal nonconsolidated entities financial information which is presented	100.00%
Principal Nonconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Current assets	$ 7,553	$ 6,833
Noncurrent assets	25,971	26,778
Total assets	33,524	33,611
Current liabilities	5,163	4,678
Noncurrent liabilities	19,089	20,100
Total liabilities	24,252	24,778
Noncontrolling interests	72	33
Sales	14,461	11,629	$ 10,825
Gross profit	2,320	1,992	1,975
Net income	$ 1,173	$ 689	$ 410